Eaton Vance

Short Duration Government Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 24.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.116%, (COF + 0.65%), 10/15/22(1)	$4	$3,781
Series 2135, Class JZ, 6.00%, 3/15/29	515	581,165
Series 3866, Class DF, 1.577%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	2,154	2,155,940
Series 4102, Class DF, 1.294%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	1,043	1,034,095
Series 4114, Class YF, 1.227%, (1 mo. USD LIBOR + 1.10%), 10/15/42(1)	740	737,029
Series 4159, Class FP, 1.044%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	1,346	1,318,754
Series 4177, Class MP, 2.50%, 3/15/43	2	1,766
Series 4180, Class KF, 1.144%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	4,481	4,391,191
Series 4204, Class AF, 1.144%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	1,660	1,633,491
Series 4212, Class NS, 5.248%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	6,325	6,198,737
Series 4223, Class NF, 1.094%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	4,157	4,108,034
Series 4249, Class CF, 0.944%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	11,390	11,596,099
Series 4299, Class JG, 2.50%, 7/15/43	1,938	1,970,507
Series 4337, Class YT, 3.50%, 4/15/49	823	824,539
Series 4389, Class CA, 3.00%, 9/15/44	2,927	3,077,382
Series 4448, Class AF, 1.144%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	5,175	5,130,778
Series 4584, Class PM, 3.00%, 5/15/46	740	741,614
Series 4594, Class FM, 1.144%, (1 mo. USD LIBOR + 1.00%), 6/15/46(1)	616	615,302
Series 4608, Class TV, 3.50%, 1/15/55	1,161	1,142,292
Series 4619, Class KF, 0.894%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	1,317	1,339,344
Series 4631, Class KF, 1.144%, (1 mo. USD LIBOR + 1.00%), 10/15/46(1)	557	557,816
Series 4631, Class NF, 1.144%, (1 mo. USD LIBOR + 1.00%), 11/15/46(1)	8,020	8,024,934
Series 4637, Class QF, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	5,166	5,038,588
Series 4637, Class SA, 4.74%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	1,266	1,269,494
Series 4637, Class SC, 4.74%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	1,266	1,269,494
Series 4637, Class SD, 4.74%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	1,266	1,269,494
Series 4637, Class SE, 4.74%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(2)	1,380	1,383,643
Series 4639, Class KF, 1.444%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	3,411	3,401,738
Series 4645, Class CF, 1.144%, (1 mo. USD LIBOR + 1.00%), 3/15/44(1)	1,648	1,644,378
Series 4645, Class KL, 5.712%, (6.00% - 1 mo. USD LIBOR x 2.00), 3/15/44(2)	427	424,269
Series 4678, Class PC, 3.00%, 1/15/46	3,465	3,593,977
Series 4681, Class JZ, 2.50%, 5/15/47	130	129,692
Series 4717, Class PF, 1.127%, (1 mo. USD LIBOR + 1.00%), 8/15/47(1)	1,156	1,156,142
Series 4754, Class FJ, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	3,657	3,568,282
Series 4754, Class FK, 1.144%, (1 mo. USD LIBOR + 1.00%), 1/15/54(1)	9,133	9,146,735
Series 4774, Class MH, 4.50%, 12/15/42	3,091	3,119,248
Series 4774, Class QD, 4.50%, 1/15/43	1,814	1,834,320
Series 4776, Class C, 4.50%, 3/15/43	164	164,099
Series 4876, Class FA, 0.827%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	14,767	15,024,823
Series 4910, Class ZG, 3.50%, 9/25/49	7,538	7,535,371
Series 4967, Class CK, 2.50%, 2/25/50	1,441	1,440,740
Series 4968, Class ZJ, 3.00%, 4/25/50	22,472	22,497,003

Security	Principal Amount (000’s omitted)	Value
Series 4974, Class ZG, 2.50%, 4/25/50	$10,052	$10,060,208
Series 4974, Class ZT, 3.00%, 2/25/50	6,241	6,256,900
Series 4980, Class UZ, 3.00%, 6/25/50	4,454	4,451,191
Series 4980, Class ZP, 2.50%, 7/25/49	1,858	1,861,301
Series 4982, Class JZ, 3.00%, 6/25/50	5,285	5,291,851
Series 4983, Class ZG, 3.00%, 5/25/50	7,964	7,991,404
Series 4990, Class TZ, 2.50%, 7/25/50	11,012	11,014,977
Series 4992, Class KZ, 2.75%, 7/25/50	11,617	11,639,906
Series 4995, Class ZN, 2.50%, 7/25/50	4,537	4,515,387
Series 4999, Class C, 2.00%, 6/25/50	11,237	11,204,054
Series 5000, Class ZP, 3.00%, 7/25/50	10,773	10,818,872
Series 5003, Class AZ, 2.50%, 8/25/50	17,509	17,541,330
Series 5003, Class BZ, 2.50%, 8/25/50	9,648	9,638,055
Series 5003, Class PZ, 2.50%, 8/25/50	4,142	4,141,981
Series 5020, Class EZ, 2.00%, 10/25/50	17,415	17,254,152
Series 5020, Class TZ, 2.50%, 9/25/50	8,157	8,177,965
Series 5020, Class ZD, 2.00%, 10/25/50	9,819	9,806,433
Series 5020, Class ZT, 2.00%, 10/25/50	10,161	10,101,012
Series 5021, Class CZ, 2.00%, 10/25/50	41,584	41,351,608
Series 5021, Class NZ, 2.00%, 10/25/50	7,518	7,314,946
Series 5023, Class WZ, 2.50%, 9/25/50	7,211	7,214,351
Series 5027, Class PZ, 2.00%, 10/25/50	26,186	26,074,921
Series 5028, Class AZ, 2.00%, 10/25/50	12,391	12,322,697
Series 5028, Class TZ, 2.00%, 10/25/50	4,853	4,711,818
Series 5028, Class ZA, 2.00%, 10/25/50	6,057	6,014,438
Series 5028, Class ZT, 2.00%, 10/25/50	8,157	8,082,057
Series 5031, Class Z, 2.50%, 10/25/50	38,428	38,352,758
Series 5034, Class GZ, 2.50%, 11/25/50	18,205	18,250,379
Series 5034, Class KZ, 2.50%, 11/25/50	24,032	24,014,446
Series 5034, Class NZ, 2.50%, 11/25/50	13,436	13,488,882
Series 5035, Class AZ, 2.00%, 11/25/50	3,882	3,852,929
Series 5035, Class ZK, 2.50%, 11/25/50	52,167	52,124,207
Series 5035, Class ZT, 2.00%, 10/25/50	5,904	5,854,197
Series 5036, Class Z, 2.00%, 11/25/50	43,671	43,371,048
Series 5036, Class ZA, 2.50%, 11/25/50	56,924	57,007,168
Series 5037, Class QZ, 2.00%, 11/25/50	19,418	19,283,526
Series 5037, Class ZQ, 2.00%, 11/25/50	4,743	4,703,709
Series 5038, Class CZ, 2.00%, 11/25/50	1,303	1,288,811
Series 5038, Class Z, 2.50%, 10/25/50	37,082	37,024,884
Series 5038, Class ZN, 2.00%, 11/25/50	25,396	25,235,732
Series 5039, Class PZ, 2.00%, 11/25/50	8,315	8,250,280
Series 5039, Class ZJ, 2.00%, 11/25/50	3,404	3,383,767
Series 5040, Class TZ, 2.50%, 11/25/50	46,414	46,371,708
Series 5041, Class LZ, 2.50%, 11/25/50	3,858	3,869,261
Series 5048, Class CZ, 2.00%, 12/25/50	7,342	7,295,266
Series 5050, Class DZ, 2.00%, 11/25/50	11,005	10,906,223
Series 5050, Class ZC, 2.00%, 12/25/50	14,139	14,027,624
Series 5050, Class ZJ, 2.00%, 12/25/50	18,917	18,771,573

Security	Principal Amount (000’s omitted)	Value
Series 5053, Class KZ, 2.50%, 12/25/50	$13,435	$13,439,255
Series 5053, Class PZ, 1.50%, 11/25/50	18,577	18,408,673
Series 5054, Class DZ, 2.00%, 12/25/50	38,294	37,995,393
Series 5057, Class AZ, 2.00%, 12/25/50	10,182	10,027,720
Series 5058, Class CZ, 2.00%, 1/25/51	16,266	16,031,082
Series 5058, Class Z, 2.00%, 1/25/51	4,148	4,094,325
Series 5058, Class ZA, 2.00%, 1/25/51	3,455	3,398,171
Series 5068, Class UZ, 2.50%, 1/25/51	22,562	22,660,604
Series 5070, Class HZ, 2.50%, 2/25/51	11,336	11,387,641
Series 5071, Class CS, 3.24%, (3.30% - SOFR), 2/25/51(2)	11,040	10,986,997
Series 5071, Class EZ, 2.50%, 2/25/51	33,540	33,735,851
Series 5071, Class UZ, 2.50%, 1/25/51	27,986	28,142,842
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	18,564	2,348,509
Series 354, Class C15, 3.50%, 11/15/46	16,985	1,889,462
Series 362, Class C7, 3.50%, 9/15/47	33,593	3,238,144
Series 362, Class C11, 4.00%, 12/15/47	10,100	1,223,554
Series 362, Class C12, 4.00%, 12/15/47	15,834	2,388,293
Series 3030, Class SL, 5.974%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	1,894	371,410
Series 3114, Class TS, 6.524%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	3,542	537,871
Series 3339, Class JI, 6.464%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	1,525	337,635
Series 3872, Class NI, 5.50%, 12/15/21	39	239
Series 4088, Class EI, 3.50%, 9/15/41	1,168	75,239
Series 4094, Class CS, 5.874%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	1,640	377,847
Series 4109, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,840	349,908
Series 4212, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 7/15/38(2)	206	711
Series 4452, Class SP, 6.074%, (6.20% - 1 mo. USD LIBOR), 10/15/43(2)	1,157	40,888
Series 4497, Class CS, 6.074%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	1,152	88,530
Series 4507, Class EI, 4.00%, 8/15/44	6,305	634,498
Series 4507, Class MI, 3.50%, 8/15/44	1,813	73,213
Series 4549, Class DS, 5.774%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	3,300	335,509
Series 4601, Class IN, 3.50%, 7/15/46	31,996	4,451,802
Series 4625, Class BI, 3.50%, 6/15/46	6,142	602,292
Series 4637, Class IP, 3.50%, 4/15/44	1,112	40,258
Series 4653, Class PI, 3.50%, 7/15/44	791	6,799
Series 4672, Class LI, 3.50%, 1/15/43	1,285	29,924
Series 4676, Class DI, 4.00%, 7/15/44	1,638	38,299
Series 4700, Class WI, 3.50%, 1/15/44	2,892	33,137
Series 4749, Class IL, 4.00%, 12/15/47	2,436	321,163
Series 4768, Class IO, 4.00%, 3/15/48	2,836	370,942
Series 4768, Class KI, 4.00%, 11/15/47	5,018	617,393
Series 4772, Class PI, 4.00%, 1/15/48	3,081	387,281
Series 4791, Class JI, 4.00%, 5/15/48	4,749	605,916
Series 4791, Class SA, 6.074%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	13,353	1,976,078
Series 4796, Class AS, 6.074%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	8,456	1,193,878
Series 4808, Class IB, 4.00%, 5/15/48	11,967	1,438,262
Series 4966, Class SY, 5.92%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	10,474	1,680,823
Series 5008, Class IE, 2.00%, 9/25/50	85,534	8,078,281
Series 5010, Class I, 2.00%, 9/25/50	43,436	4,260,633
Series 5010, Class IB, 2.00%, 9/25/50	63,786	6,251,223
Series 5010, Class IN, 2.00%, 9/25/50	105,206	11,323,265
Series 5010, Class NI, 2.00%, 9/25/50	23,534	2,481,923

Security	Principal Amount (000’s omitted)	Value
Series 5016, Class UI, 2.00%, 9/25/50	$20,411	$2,000,379
Series 5017, Class DI, 2.00%, 9/25/50	42,281	4,143,643
Series 5019, Class CI, 2.00%, 10/25/50	33,139	3,436,800
Series 5020, Class CI, 2.00%, 9/25/50	8,527	837,904
Series 5022, Class AI, 2.00%, 10/25/50	44,141	4,571,645
Series 5024, Class CI, 2.00%, 10/25/50	126,914	13,846,368
Series 5025, Class GI, 2.00%, 10/25/50	14,328	1,493,832
Series 5028, Class TI, 2.00%, 10/25/50	16,903	1,681,300
Series 5038, Class DI, 2.00%, 11/25/50	100,914	11,174,084
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,836	1,751,792
Series 239, Class PO, 0.00%, 8/15/36	866	796,676
Series 246, Class PO, 0.00%, 5/15/37	2,053	2,025,389
Series 3072, Class WO, 0.00%, 11/15/35	790	740,860
Series 3342, Class KO, 0.00%, 7/15/37	269	260,468
Series 3476, Class PO, 0.00%, 7/15/38	390	366,299
Series 3862, Class PO, 0.00%, 5/15/41	806	746,478
Series 4239, Class OU, 0.00%, 7/15/43	5,854	4,831,260

		$1,199,193,076

Federal National Mortgage Association:
Series G93-17, Class FA, 1.148%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	$12	$11,720
Series G97-4, Class FA, 0.929%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	126	127,685
Series 1993-203, Class PL, 6.50%, 10/25/23	72	77,165
Series 1994-14, Class F, 2.066%, (COF + 1.60%), 10/25/23(1)	63	63,857
Series 2001-4, Class GA, 9.056%, 4/17/25(5)	1	545
Series 2009-48, Class WA, 5.85%, 7/25/39(5)	412	464,255
Series 2009-62, Class WA, 5.575%, 8/25/39(5)	647	723,124
Series 2010-112, Class DZ, 4.00%, 10/25/40	630	674,445
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	250	277,120
Series 2012-14, Class MH, 2.00%, 12/25/40	155	158,394
Series 2012-35, Class GE, 3.00%, 5/25/40	6	6,147
Series 2012-51, Class FD, 0.728%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	27,286	27,699,349
Series 2012-93, Class HS, 3.558%, (3.67% - 1 mo. USD LIBOR x 0.833), 5/25/42(2)	398	402,211
Series 2012-103, Class ZP, 3.00%, 9/25/42	1,497	1,526,589
Series 2012-115, Class MX, 3.295%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(2)	2,496	2,441,513
Series 2012-128, Class SH, 3.87%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	5,927	5,854,012
Series 2012-128, Class WS, 3.87%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	984	971,244
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,632	1,608,386
Series 2013-19, Class HF, 1.13%, (1 mo. USD LIBOR + 1.00%), 3/25/43(1)	1,477	1,463,657
Series 2013-52, Class GA, 1.00%, 6/25/43	1,101	1,108,283
Series 2013-52, Class MD, 1.25%, 6/25/43	1,589	1,575,354
Series 2013-58, Class KS, 5.703%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	6,857	6,780,211
Series 2013-58, Class SC, 5.778%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	8,748	8,778,510
Series 2013-67, Class NF, 1.13%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,429	1,440,011
Series 2013-119, Class PD, 2.50%, 1/25/43	32	32,474
Series 2014-1, Class HF, 1.644%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	1,918	1,899,794
Series 2014-5, Class LB, 2.50%, 7/25/43	436	442,065
Series 2015-74, Class SL, 2.262%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(2)	1,883	1,516,897
Series 2016-20, Class ZA, 2.50%, 12/25/41	237	236,703

Security	Principal Amount (000’s omitted)	Value
Series 2016-26, Class KS, 5.023%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(2)	$2,884	$2,745,497
Series 2016-49, Class VF, 1.144%, (1 mo. USD LIBOR + 1.00%), 8/25/46(1)	959	956,520
Series 2016-55, Class KF, 1.144%, (1 mo. USD LIBOR + 1.00%), 8/25/46(1)	1,333	1,324,390
Series 2016-55, Class KS, 3.469%, (3.57% - 1 mo. USD LIBOR x 0.714 ), 8/25/46(2)	1,128	1,094,380
Series 2016-89, Class ZH, 3.00%, 12/25/46	256	256,847
Series 2017-15, Class LE, 3.00%, 6/25/46	1,024	1,047,454
Series 2017-26, Class NF, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/25/47(1)	4,691	4,692,623
Series 2017-26, Class NS, 5.695%, (5.94% - 1 mo. USD LIBOR x 1.70), 4/25/47(2)	2,046	2,063,501
Series 2017-39, Class JZ, 3.00%, 5/25/47	263	264,195
Series 2017-49, Class PF, 1.144%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	883	883,358
Series 2017-56, Class KF, 1.144%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	5,564	5,518,977
Series 2017-56, Class KS, 4.856%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	3,115	3,053,010
Series 2017-60, Class NF, 1.144%, (1 mo. USD LIBOR + 1.00%), 8/25/47(1)	80	79,683
Series 2017-66, Class ZJ, 3.00%, 9/25/57	198	197,927
Series 2017-96, Class FM, 1.144%, (1 mo. USD LIBOR + 1.00%), 12/25/57(1)	504	503,936
Series 2018-64, Class FL, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/25/48(1)	397	396,845
Series 2018-87, Class BF, 1.144%, (1 mo. USD LIBOR + 1.00%), 4/25/48(1)	634	633,926
Series 2019-1, Class FA, 0.73%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	29,463	29,207,661
Series 2019-8, Class FD, 0.83%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	49,469	50,354,169
Series 2019-9, Class LF, 0.68%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	34,947	35,270,972
Series 2019-16, Class AF, 0.68%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	21,818	22,041,212
Series 2019-68, Class KL, 3.856%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	3,403	3,416,778
Series 2019-68, Class KS, 3.856%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	3,403	3,416,778
Series 2019-83, Class EZ, 4.50%, 1/25/50	2,472	2,471,541
Series 2020-24, Class BZ, 3.00%, 4/25/50	9,964	9,976,539
Series 2020-25, Class Z, 3.00%, 4/25/50	1,486	1,485,826
Series 2020-35, Class AZ, 3.00%, 6/25/50	4,474	4,486,474
Series 2020-36, Class ZN, 2.50%, 6/25/50	4,903	4,901,370
Series 2020-41, Class Z, 2.50%, 6/25/50	421	420,761
Series 2020-41, Class ZC, 3.00%, 6/25/50	1,283	1,282,995
Series 2020-45, Class JZ, 2.50%, 7/25/50	2,238	2,234,094
Series 2020-45, Class MA, 3.096%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(2)	4,056	3,813,527
Series 2020-45, Class NZ, 2.50%, 7/25/50	6,736	6,751,399
Series 2020-46, Class QZ, 2.50%, 3/15/48	413	412,500
Series 2020-46, Class ZJ, 3.00%, 7/25/50	4,625	4,634,973
Series 2020-56, Class Z, 3.00%, 8/25/50	2,348	2,347,486
Series 2020-70, Class JZ, 2.50%, 10/25/50	20,531	20,530,121
Series 2020-71, Class TZ, 2.50%, 10/25/50	2,144	2,147,376
Series 2020-75, Class NZ, 2.50%, 10/25/50	12,837	12,830,249
Series 2020-79, Class TZ, 2.50%, 11/25/50	6,290	6,305,456
Series 2020-80, Class MZ, 2.50%, 11/25/50	7,631	7,633,760
Series 2020-80, Class TZ, 1.00%, 11/25/50	9,652	9,259,872
Series 2020-81, Class CZ, 2.00%, 11/25/50	9,896	9,805,701
Series 2020-81, Class QZ, 2.50%, 11/25/50	6,132	6,122,522
Series 2020-85, Class HZ, 2.50%, 12/25/50	2,021	2,016,086
Series 2020-85, Class JZ, 2.50%, 12/25/50	4,161	4,145,198
Series 2020-86, Class ZK, 2.00%, 12/25/50	9,784	9,703,603
Series 2020-86, Class ZP, 2.50%, 12/25/50	52,377	52,365,023
Series 2020-89, Class PZ, 2.50%, 12/25/50	11,607	11,593,500
Series 2020-92, Class CZ, 2.50%, 12/25/50	19,135	19,073,590

Security	Principal Amount (000’s omitted)	Value
Series 2020-92, Class NZ, 2.50%, 12/25/50	$5,364	$5,372,773
Series 2020-94, Class HZ, 3.00%, 1/25/51	6,189	6,201,221
Series 2020-95, Class BZ, 2.50%, 1/25/51	30,103	30,199,615
Series 2020-95, Class ZT, 2.00%, 1/25/51	10,838	10,661,098
Series 2020-96, Class DZ, 2.50%, 1/25/51	28,022	28,167,460
Series 2020-96, Class EZ, 2.50%, 1/25/51	12,096	12,063,921
Series 2020-96, Class KZ, 2.50%, 1/25/51	8,851	8,889,521
Series 2021-1, Class JZ, 2.50%, 1/25/51	16,677	16,746,439
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	118	6,163
Series 424, Class C8, 3.50%, 2/25/48	9,079	882,316
Series 2004-60, Class SW, 6.92%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	1,946	279,256
Series 2005-68, Class XI, 6.00%, 8/25/35	1,932	434,551
Series 2006-65, Class PS, 7.072%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	1,192	306,396
Series 2007-99, Class SD, 6.27%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,929	408,896
Series 2007-102, Class ST, 6.31%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	940	191,108
Series 2010-135, Class SD, 5.87%, (6.00% - 1 mo. USD LIBOR), 6/25/39(2)	495	14,762
Series 2011-13, Class AI, 4.50%, 7/25/21	1	5
Series 2011-59, Class IW, 6.00%, 7/25/41	1,353	289,473
Series 2011-82, Class AI, 5.50%, 8/25/26	12	214
Series 2011-101, Class IC, 3.50%, 10/25/26	2,782	172,810
Series 2012-94, Class SL, 6.552%, (6.70% - 1 mo. USD LIBOR), 5/25/38(2)	2,673	109,986
Series 2012-103, Class GS, 5.97%, (6.10% - 1 mo. USD LIBOR), 2/25/40(2)	105	1,940
Series 2012-112, Class SB, 6.02%, (6.15% - 1 mo. USD LIBOR), 9/25/40(2)	2,358	98,242
Series 2012-147, Class SA, 5.97%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	1,558	322,797
Series 2013-127, Class BI, 3.50%, 5/25/39	454	3,707
Series 2013-127, Class LI, 3.50%, 5/25/39	451	4,081
Series 2014-41, Class SA, 5.92%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	1,930	315,682
Series 2014-55, Class IL, 3.50%, 9/25/44	1,623	225,146
Series 2014-55, Class IN, 3.50%, 7/25/44	1,493	201,906
Series 2014-89, Class IO, 3.50%, 1/25/45	2,139	220,960
Series 2015-22, Class GI, 3.50%, 4/25/45	1,008	157,769
Series 2015-31, Class SG, 5.97%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	1,913	325,402
Series 2015-36, Class IL, 3.00%, 6/25/45	1,893	230,457
Series 2015-61, Class QI, 3.50%, 5/25/43	1,164	12,827
Series 2016-61, Class DI, 3.00%, 4/25/46	2,293	193,363
Series 2018-21, Class IO, 3.00%, 4/25/48	10,372	1,157,553
Series 2018-42, Class IA, 3.50%, 6/25/47	6,986	223,788
Series 2019-1, Class SA, 5.27%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	20,596	3,158,395
Series 2020-23, Class SP, 5.902%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	32,175	5,136,404
Series 2020-45, Class HI, 2.50%, 7/25/50	10,150	1,211,602
Series 2020-62, Class DI, 2.00%, 9/25/50	48,693	5,212,837
Series 2020-72, Class DI, 2.00%, 10/25/50	31,803	3,467,569
Series 2020-72, Class IA, 2.00%, 10/25/50	32,979	3,606,728
Series 2020-73, Class NI, 2.00%, 10/25/50	52,961	5,629,007

Security	Principal Amount (000’s omitted)	Value
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	$1,915	$1,793,386
Series 380, Class 1, 0.00%, 7/25/37	434	405,052
Series 2007-17, Class PO, 0.00%, 3/25/37	363	348,168
Series 2009-82, Class PO, 0.00%, 10/25/39	874	811,957
Series 2012-5, Class PO, 0.00%, 12/25/39	561	534,958
Series 2012-61, Class PO, 0.00%, 8/25/37	2,439	2,280,654
Series 2014-9, Class DO, 0.00%, 2/25/43	13,237	11,401,653
Series 2014-17, Class PO, 0.00%, 4/25/44	1,906	1,688,912

		$628,314,787

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$410	$392,163
Series 2012-77, Class MT, 0.519%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	626	608,306
Series 2014-H20, Class MF, 0.802%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	9,107	9,219,907
Series 2015-144, Class KB, 3.00%, 8/20/44	503	531,752
Series 2015-H03, Class FD, 0.792%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	25,596	25,887,318
Series 2015-H05, Class FB, 0.792%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	25,095	25,410,139
Series 2016-168, Class JF, 1.144%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	5,062	5,047,628
Series 2017-121, Class DF, 0.631%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	7,674	7,727,730
Series 2017-137, Class AF, 0.631%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	3,596	3,620,906
Series 2017-186, Class WF, 1.144%, (1 mo. USD LIBOR + 1.00%), 11/20/47(1)	732	732,737
Series 2018-H18, Class FG, 0.752%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	51,606	52,257,044
Series 2018-H20, Class FA, 0.752%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	79,862	80,869,143
Series 2019-100, Class JZ, 3.75%, 8/20/49	620	620,384
Series 2019-108, Class KZ, 3.50%, 8/20/49	180	180,060
Series 2019-119, Class ZN, 5.00%, 9/20/49	214	214,813
Series 2019-123, Class PZ, 3.50%, 10/20/49	1,077	1,076,556
Series 2019-H02, Class FE, 0.702%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	29,112	29,359,795
Series 2020-21, Class LZ, 3.50%, 2/20/50	101	100,895
Series 2020-31, Class ZH, 3.00%, 3/20/50	3,076	3,073,518
Series 2020-32, Class KS, 3.50%, 3/20/50	1,083	1,082,631
Series 2020-45, Class ZM, 3.00%, 3/20/50	377	376,979
Series 2020-47, Class ZD, 3.00%, 4/20/50	10,453	10,412,883
Series 2020-47, Class ZL, 3.50%, 4/20/50	8,824	8,861,832
Series 2020-55, Class NZ, 3.00%, 4/20/50	4,965	4,972,270
Series 2020-61, Class CS, 2.50%, 5/20/50	5,979	5,967,825
Series 2020-61, Class ZA, 3.00%, 5/20/50	8,709	8,641,079
Series 2020-62, Class AZ, 3.00%, 5/20/50	1,636	1,639,145
Series 2020-62, Class ZU, 3.00%, 5/20/50	2,895	2,897,976
Series 2020-63, Class AZ, 3.00%, 4/20/50	13,608	13,636,038
Series 2020-63, Class GZ, 3.00%, 5/20/50	1,449	1,450,695
Series 2020-76, Class UZ, 3.00%, 5/20/50	18,921	18,942,873
Series 2020-76, Class ZL, 2.75%, 5/20/50	7,950	7,964,545
Series 2020-85, Class CS, 2.50%, 6/20/50	7,358	7,407,364
Series 2020-97, Class ZB, 3.00%, 7/20/50	798	799,634
Series 2020-122, Class TZ, 2.50%, 7/20/50	976	976,872
Series 2020-134, Class QY, 2.00%, 9/20/50	4,080	4,081,044
Series 2020-134, Class ZD, 2.00%, 9/20/50	4,421	4,388,015
Series 2020-144, Class EZ, 2.50%, 9/20/50	7,654	7,665,033
Series 2020-146, Class CZ, 2.50%, 10/20/50	3,603	3,619,143
Series 2020-149, Class NZ, 2.50%, 10/20/50	13,561	13,596,384

Security	Principal Amount (000’s omitted)	Value
Series 2020-153, Class MZ, 2.50%, 10/20/50	$1,941	$1,947,574
Series 2020-153, Class TZ, 2.50%, 10/20/50	22,176	22,260,507
Series 2020-153, Class ZM, 2.50%, 3/20/50	388	388,051
Series 2020-163, Class KZ, 2.50%, 10/20/50	5,010	5,007,530
Series 2020-180, Class Z, 2.50%, 11/20/50	21,509	21,563,304
Series 2020-181, Class CZ, 2.50%, 12/20/50	8,405	8,417,657
Series 2020-183, Class AZ, 2.50%, 12/20/50	13,627	13,633,817
Series 2020-183, Class CZ, 2.50%, 12/20/50	2,418	2,412,842
Series 2020-183, Class ZN, 2.50%, 12/20/50	10,110	10,140,204
Series 2021-1, Class CZ, 2.50%, 12/20/50	4,203	4,219,520
Series 2021-1, Class GZ, 2.50%, 10/20/45	37,727	37,807,416
Series 2021-8, Class DZ, 2.50%, 1/20/51	7,535	7,580,459
Series 2021-8, Class TZ, 2.50%, 1/20/51	14,726	14,786,494
Series 2021-8, Class ZG, 2.50%, 1/20/51	15,521	15,590,449
Series 2021-15, Class LZ, 2.50%, 1/20/51	6,800	6,828,457
Series 2021-27, Class AZ, 2.50%, 2/20/51(6)	3,487	3,495,643
Interest Only:(3)
Series 2014-98, Class IM, 2.36%, 1/20/43(5)	8,920	373,480
Series 2015-151, Class KI, 1.637%, 11/20/42(5)	11,618	376,380
Series 2017-104, Class SD, 6.069%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	5,004	920,567
Series 2017-121, Class DS, 4.369%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	6,243	720,203
Series 2018-127, Class SG, 6.119%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	15,438	2,163,023
Series 2019-27, Class SA, 5.919%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	7,363	1,225,324
Series 2019-38, Class SQ, 5.919%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	14,400	2,418,248
Series 2019-43, Class BS, 5.919%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	10,106	1,493,748
Series 2020-146, Class IQ, 2.00%, 10/20/50	194,146	18,824,434
Series 2020-146, Class QI, 2.00%, 10/20/50	29,783	3,030,857
Series 2020-167, Class KI, 2.00%, 11/20/50	118,808	11,900,648
Series 2020-181, Class TI, 2.00%, 12/20/50	113,314	9,473,514
Series 2020-97, Class MI, 2.50%, 3/20/50	8,752	981,889
Series 2021-9, Class GI, 2.00%, 1/20/51	55,000	4,611,255
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	1,242	1,123,383
Series 2010-88, Class OA, 0.00%, 7/20/40	900	817,846
Series 2015-24, Class KO, 0.00%, 6/20/35	1,242	1,185,445

		$614,031,222

Total Collateralized Mortgage Obligations (identified cost $2,473,442,170)		$2,441,539,085

Mortgage Pass-Throughs — 72.2%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.716%, (COF + 1.25%), with maturity at 2025(7)	$90		$90,910
2.49%, (COF + 1.87%), with maturity at 2022(7)	0	(8)	120
2.50%, with various maturities to 2050	466,370		491,930,585
2.792%, (COF + 1.25%), with maturity at 2035(7)	722		741,149
2.80%, (1 yr. CMT + 2.26%), with maturity at 2035(7)	2,406		2,527,781
2.845%, (1 yr. CMT + 2.31%), with maturity at 2036(7)	793		835,299
2.876%, (1 yr. CMT + 2.24%), with maturity at 2036(7)	866		903,396
2.876%, (1 yr. CMT + 2.25%), with maturity at 2038(7)	777		820,486
3.00%, with various maturities to 2050	383,315		407,034,709
3.02%, (1 yr. CMT + 2.28%), with maturity at 2023(7)	42		42,693
3.076%, (COF + 1.25%), with maturity at 2032(7)	163		170,015
3.145%, (COF + 2.28%), with maturity at 2025(7)	203		205,431
3.357%, (1 yr. CMT + 1.98%), with maturity at 2034(7)	983		1,030,494
3.50%, with various maturities to 2050	112,203		120,387,244
3.85%, (COF + 1.25%), with maturity at 2034(7)	39		39,924
4.00%, with maturity at 2050	1,365		1,479,745
4.03%, (COF + 1.25%), with maturity at 2029(7)	9		9,185
4.057%, (COF + 2.28%), with maturity at 2037(7)	811		836,527
4.212%, (5 yr. CMT + 2.52%), with maturity at 2032(7)	256		266,981
4.379%, (COF + 1.25%), with maturity at 2030(7)	223		237,518
4.50%, with various maturities to 2049	6,919		7,516,872
4.665%, (COF + 1.25%), with maturity at 2033(7)	694		717,973
6.00%, with maturity at 2029	177		201,008
7.00%, with maturity at 2033	136		148,476
8.00%, with various maturities to 2025	1		1,358

			$1,038,175,879

Federal National Mortgage Association:
1.716%, (COF + 1.25%), with various maturities to 2037(7)	$354		$357,071
1.737%, (COF + 1.25%), with maturity at 2038(7)	47		47,006
1.753%, (COF + 1.25%), with maturity at 2033(7)	194		196,682
2.00%, 30-Year, TBA(9)	1,324,000		1,366,429,955
2.307%, (COF + 1.84%), with maturity at 2029(7)	2		1,847
2.408%, (1 yr. CMT + 2.12%), with maturity at 2037(7)	849		890,960
2.428%, (1 yr. CMT + 2.08%), with maturity at 2033(7)	290		303,438
2.483%, (1 yr. CMT + 2.25%), with maturity at 2033(7)	1,890		1,984,235
2.50%, with various maturities to 2051	994,644		1,050,069,494
2.501%, (1 yr. CMT + 2.18%), with maturity at 2036(7)	301		317,044
2.55%, (1 yr. CMT + 2.11%), with maturity at 2040(7)	322		336,206
2.602%, (1 yr. CMT + 2.14%), with maturity at 2031(7)	409		415,451
2.652%, (1 yr. CMT + 2.21%), with maturity at 2039(7)	1,350		1,420,836
2.653%, (COF + 1.25%), with maturity at 2036(7)	99		101,509
2.724%, (COF + 2.17%), with maturity at 2030(7)	90		91,839
2.805%, (1 yr. CMT + 2.48%), with maturity at 2038(7)	595		628,096
2.907%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(7)	622		653,314
3.00%, with various maturities to 2050	1,003,570		1,061,410,576
3.041%, (COF + 1.25%), with maturity at 2036(7)	210		218,231
3.139%, (COF + 1.25%), with maturity at 2034(7)	542		558,109

Security	Principal Amount (000’s omitted)	Value
3.345%, (COF + 1.25%), with maturity at 2034(7)	$731	$760,735
3.38%, (COF + 1.25%), with maturity at 2035(7)	231	237,810
3.50%, with various maturities to 2050	192,239	205,476,676
3.569%, (COF + 1.80%), with maturity at 2036(7)	647	680,778
3.612%, (COF + 2.34%), with maturity at 2026(7)	146	150,104
3.675%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(7)	287	302,312
3.683%, (COF + 1.73%), with maturity at 2035(7)	386	407,232
3.687%, (COF + 1.25%), with maturity at 2034(7)	387	396,877
3.901%, (COF + 1.78%), with maturity at 2035(7)	316	333,294
3.964%, (COF + 1.25%), with maturity at 2036(7)	56	59,284
3.974%, (COF + 1.82%), with maturity at 2034(7)	268	285,425
4.00%, with various maturities to 2050	133,123	143,487,668
4.104%, (COF + 1.25%), with maturity at 2033(7)	268	288,229
4.355%, (COF + 1.87%), with maturity at 2034(7)	236	245,398
4.50%, with maturity at 2049	10,317	11,192,153
4.672%, (COF + 1.49%), with maturity at 2029(7)	387	413,557
5.00%, with various maturities to 2048	5,563	6,022,399
5.01%, (COF + 1.73%), with maturity at 2034(7)	113	121,836
6.00%, with various maturities to 2031	93	103,316
6.332%, (COF + 2.00%), with maturity at 2032(7)	67	73,878
6.445%, (COF + 1.75%), with maturity at 2021(7)	1	648

		$3,857,471,508

Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(7)	$193	$198,128
2.50%, 30-Year, TBA(9)	200,000	210,026,590
2.50%, with maturity at 2051(6)	189,955	200,017,039
2.50%, with various maturities to 2051	806,050	849,336,446
3.00%, with various maturities to 2050	859,380	903,279,144
4.00%, with various maturities to 2050	11,902	12,839,904
4.50%, with various maturities to 2049	47,169	50,989,077

		$2,226,686,328

Total Mortgage Pass-Throughs (identified cost $7,105,861,441)		$7,122,333,715

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.30%

Description	Principal Amount (000’s omitted)	Value
0.875%, (USD Prime - 2.375%), 2/25/29(1)	$75,277	$76,094,749
1.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	80,296	80,988,449
1.05%, (USD Prime - 2.20%), 4/25/44(1)	31,151	31,511,361
2.25%, (USD Prime - 1.00%), 4/25/44(1)	39,677	42,470,795
2.575%, (USD Prime - 0.675%), 2/25/44(1)	33,725	36,581,243
Interest Only:(10)(11)
1.03%, 1/18/39	436	15,690
1.26%, 2/15/44	1,530	84,341
1.31%, 11/26/43	3,186	155,877
1.51%, 2/15/44	1,124	69,788
1.56%, 6/29/43 to 3/14/44	1,424	84,962

Description	Principal Amount (000’s omitted)	Value
1.68%, 9/12/43 to 11/1/43	$2,739	$173,007
1.76%, 12/18/28	127	4,792
1.81%, 6/15/43 to 3/15/44	7,200	461,088
1.88%, 12/18/43 to 12/27/43	6,185	428,496
1.91%, 7/15/42 to 4/15/44	18,943	1,269,759
1.93%, 6/14/43 to 2/28/44	29,975	2,118,007
2.01%, 3/12/29 to 3/15/44	7,574	490,793
2.06%, 3/15/29 to 3/21/44	15,672	1,220,753
2.13%, 9/14/43 to 1/9/44	5,232	398,753
2.16%, 3/15/42 to 4/15/44	7,473	569,238
2.18%, 12/3/28 to 2/15/44	26,340	2,037,343
2.25%, 11/1/32 to 5/16/43(12)	120,452	7,215,313
2.26%, 12/28/28 to 1/15/44	4,695	373,230
2.31%, 12/15/28 to 8/11/44	34,394	2,783,952
2.38%, 8/31/28 to 12/27/43	3,425	282,794
2.386%, 2/21/33 to 4/1/43(12)	29,965	2,390,155
2.41%, 6/15/42 to 4/15/44	22,745	1,949,021
2.43%, 5/7/28 to 2/14/44	20,543	1,799,747
2.48%, 9/15/41 to 3/15/44	5,214	450,883
2.51%, 7/12/28 to 1/15/44	3,848	315,819
2.56%, 12/15/28 to 9/18/44	35,909	3,257,605
2.61%, 12/15/28 to 4/15/29	538	28,426
2.63%, 9/13/42 to 1/11/44	4,413	435,784
2.66%, 2/15/29 to 4/15/44	15,260	1,409,964
2.68%, 10/19/28 to 2/19/44	21,353	1,913,615
2.692%, 3/21/23 to 12/13/42(12)	36,504	2,318,632
2.76%, 10/1/28 to 2/15/44	12,727	977,825
2.81%, 3/15/29 to 4/24/44	31,499	2,983,517
2.88%, 7/12/43 to 12/27/43	4,173	446,575
2.91%, 3/15/44	709	80,818
2.93%, 6/13/28 to 2/15/44	7,525	710,440
3.01%, 10/13/28 to 1/15/44	2,217	203,799
3.06%, 12/15/28 to 4/15/44	4,500	504,160
3.13%, 9/29/43 to 1/31/44	8,664	1,032,956
3.16%, 12/15/43 to 1/15/44	3,936	505,512
3.18%, 5/8/28 to 2/19/44	11,865	1,114,227
3.181%, 1/21/24 to 7/28/42(12)	18,223	1,234,246
3.26%, 10/18/28 to 3/15/44	6,315	602,902
3.31%, 4/15/29 to 3/13/44	10,054	1,257,419
3.36%, 1/15/29 to 4/15/44	168	17,547
3.38%, 8/17/43 to 1/16/44	13,285	1,831,279
3.396%, 3/10/26 to 3/23/42 (12)	903	86,593
3.41%, 3/15/44 to 4/15/44	3,588	478,920
3.43%, 4/27/28 to 2/6/44	40,811	3,759,530
3.51%, 10/4/28 to 3/15/44	16,923	1,800,386
3.56%, 12/28/28 to 3/15/44	13,603	1,380,592
3.61%, 12/27/28	11	885
3.66%, 11/15/43 to 4/15/44	16,806	2,313,592

Description	Principal Amount (000’s omitted)	Value
3.98%, 12/11/28 to 12/13/28	$512	$45,007
4.11%, 12/31/28	36	3,295

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $326,971,652)		$327,526,246

Short-Term Investments — 16.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	1,587,470,688	$1,587,470,688

Total Short-Term Investments (identified cost $1,587,470,688)		$1,587,470,688

Total Investments — 116.3% (identified cost $11,493,745,951)		$11,478,869,734

Other Assets, Less Liabilities — (16.3)%		$(1,605,645,699)

Net Assets — 100.0%		$9,873,224,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(6)	When-issued security.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(8)	Principal amount is less than $500.

(9)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(12)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2021 of all interest only securities comprising the certificate.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(12,305)	Short	3/31/21	$(1,548,891,875)	$(1,008,292)
U.S. 10-Year Treasury Note	(12,877)	Short	3/22/21	(1,764,551,406)	4,002,645
U.S. Long Treasury Bond	(165)	Short	3/22/21	(27,838,594)	980,758

					$3,975,111

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $1,587,470,688, which represents 16.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,108,350,347	$2,282,876,106	$(1,803,755,765)	$—	$—	$1,587,470,688	$455,968	1,587,470,688

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,441,539,085	$—	$2,441,539,085
Mortgage Pass-Throughs	—	7,122,333,715	—	7,122,333,715
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	327,526,246	—	327,526,246
Short-Term Investments	—	1,587,470,688	—	1,587,470,688
Total Investments	$—	$11,478,869,734	$—	$11,478,869,734
Futures Contracts	$4,983,403	$—	$—	$4,983,403
Total	$4,983,403	$11,478,869,734	$—	$11,483,853,137

Liability Description
Futures Contracts	$(1,008,292)	$—	$—	$(1,008,292)
Total	$(1,008,292)	$—	$—	$(1,008,292)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.